Derivatives and Hedge Accounting Activities (Selected Information Related to Gains and Losses on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (236)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(33)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	13
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	0
Interest Rate Contract
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(236)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (33)
Maximum Term	390 months
Interest Rate Contract | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 13
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 0
Maximum Term	390 months